Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2015
Accumulated other comprehensive income [Abstract]
Schedule of Accumulated Other Comprehensive Income
Foreign currency translation adjustments

Balance as of December 31, 2014	104,557,008
Other comprehensive loss (unaudited)	267,938
Balance as of June 30, 2015	104,824,946